Pabrai Wagons Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Air Freight & Logistics - 4.4%
Turkey - 4.4%
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	5,695,568	2,602,573

Beverages - 3.4%
Turkey - 3.4%
Coca-Cola Icecek AS	1,409,000	1,985,100

Capital Markets - 21.8%
India - 21.8%
Edelweiss Financial Services Ltd.	12,365,000	12,915,075

Energy Equipment & Services - 12.4%
United States - 12.4%
Noble Corp. PLC	101,600	2,407,920
Tidewater, Inc. (a)	55,600	2,350,212
Valaris Ltd. (a)	66,000	2,591,160
		7,349,292
Total Energy Equipment & Services		7,349,292

Household Durables - 7.8%
United States - 7.8%
PulteGroup, Inc.	23,160	2,380,848
Toll Brothers, Inc.	21,400	2,259,626
		4,640,474
Total Household Durables		4,640,474

Marine Transportation - 2.0%
Greece - 2.0%
Danaos Corp.	15,240	1,189,177

Metals & Mining - 16.1%
Mongolia - 3.0%
Mongolian Mining Corp. (a)	2,528,000	1,759,680
		$–
United States - 13.1%
Alpha Metallurgical Resources, Inc. (a)	19,050	2,386,012
Warrior Met Coal, Inc.	113,100	5,397,132
		7,783,144
Total Metals & Mining		9,542,824

Oil, Gas & Consumable Fuels - 3.9%
United States - 3.9%
Occidental Petroleum Corp.	47,000	2,319,920

Specialty Retail - 9.4%
United States - 9.4%
Asbury Automotive Group, Inc. (a)	8,300	1,832,972
AutoNation, Inc. (a)	11,680	1,891,226
Group 1 Automotive, Inc.	4,900	1,871,555
		5,595,753
Total Specialty Retail		5,595,753

Transportation Infrastructure - 14.7%
Turkey - 14.7%
TAV Havalimanlari Holding AS (a)	1,367,000	8,723,293
TOTAL COMMON STOCKS (Cost $67,926,696)		56,863,481

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Industrial REITs - 1.9%
Turkey - 1.9%
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	2,751,033	1,109,185
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,298,415)		1,109,185

SHORT-TERM INVESTMENTS - 2.7%		Value
Money Market Funds - 2.7%	Shares
First American Treasury Obligations Fund - Class X, 4.26% (b)	1,627,742	1,627,742
TOTAL SHORT-TERM INVESTMENTS (Cost $1,627,742)		1,627,742

TOTAL INVESTMENTS - 100.5% (Cost $70,852,853)		59,600,408
Liabilities in Excess of Other Assets - (0.5)%		(280,603)
TOTAL NET ASSETS - 100.0%		$59,319,805
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Pabrai Wagons Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,480,334	$25,383,147	$–	$56,863,481
Real Estate Investment Trusts	1,109,185	–	–	1,109,185
Money Market Funds	1,627,742	–	–	1,627,742
Total Investments	$34,217,261	$25,383,147	$–	$59,600,408

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Net Assets)
United States	$29,316,325	49.3%
Turkey	14,420,151	24.4
India	12,915,075	21.8
Mongolia	1,759,680	3.0
Greece	1,189,177	2.0
Liabilities in Excess of Other Assets	(280,603)	(0.5)
	$59,319,805	100.0%